UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fir Tree, Inc.
Address: 535 Fifth Avenue
         31st Floor
         New York, New York  10017

13F File Number:  28-6884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Tannenbaum
Title:     President
Phone:     (212) 599-0090

Signature, Place, and Date of Signing:

     Jeffrey D. Tannenbaum     New York, New York     August 13, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $950,160 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASSURANT INC                   COM              04621X108    18091   685800 SH       SOLE                   685800
AT&T WIRELESS SVCS INC         COM              00209A106     5370   375000 SH       SOLE                   375000
CHARTER COMMUNICATIONS INC D   CL A             16117M107    11426  2922142 SH       SOLE                  2922142
CHARTER COMMUNICATIONS INC D   NOTE  5.750%10/1 16117MAB3    22920 24000000 PRN      SOLE                 24000000
CHARTER COMMUNICATIONS INC D   NOTE  4.750% 6/0 16117MAC1    17843 19500000 PRN      SOLE                 19500000
CHARTER COMMUNICATIONS INC D   PUT              16117M957     1877   480000 SH       SOLE                   480000
CONSECO INC                    COM NEW          208464883    41193  2070000 SH       SOLE                  2070000
CORINTHIAN COLLEGES INC        COM              218868107    19421   785000 SH       SOLE                   785000
DELTA AIR LINES INC DEL        CALL             247361908     9992  1403400 SH       SOLE                  1403400
EDISON INTL                    CALL             281020907    28434  1112000 SH       SOLE                  1112000
EDISON INTL                    COM              281020107    80563  3150700 SH       SOLE                  3150700
EL PASO CORP                   COM              28336L109    11967  1518600 SH       SOLE                  1518600
EL PASO CORP                   PUT              28336L959     4964   630000 SH       SOLE                   630000
EL PASO CORP                   DBCV         2/2 28336LAC3    18504 38350000 PRN      SOLE                 38350000
FEDERAL HOME LN MTG CORP       COM              313400301    38816   613200 SH       SOLE                   613200
FEDERAL HOME LN MTG CORP       PUT              313400951    36461   576000 SH       SOLE                   576000
FEDERAL HOME LN MTG CORP       CALL             313400901    13926   220000 SH       SOLE                   220000
FEDERAL NATL MTG ASSN          CALL             313586909    31655   443600 SH       SOLE                   443600
ISTAR FINL INC                 COM              45031U101    22280   557000 SH       SOLE                   557000
LIBERTY MEDIA INTL INC         COM SER A        530719103    26452   713000 SH       SOLE                   713000
MARSH & MCLENNAN COS INC       COM              571748102    20421   450000 SH       SOLE                   450000
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    32985   879600 SH       SOLE                   879600
NORTHWEST AIRLS CORP           PUT              667280951      890    80000 SH       SOLE                    80000
NTL INC DEL                    COM              62940M104    56727   984500 SH       SOLE                   984500
NTL INC DEL                    CALL             62940M904    18266   317000 SH       SOLE                   317000
PAR PHARMACEUTICAL COS INC     COM              69888P106    16292   462700 SH       SOLE                   462700
PG&E CORP                      COM              69331C108   121500  4348605 SH       SOLE                  4348605
PHARMACEUTICAL HLDRS TR        CALL             71712A906     7822   100000 SH       SOLE                   100000
QWEST COMMUNICATIONS INTL IN   COM              749121109    11733  3268310 SH       SOLE                  3628310
ST PAUL TRAVELERS INC          CALL             792860908    32067   791000 SH       SOLE                   791000
TELEFONOS DE MEXICO S A        CALL             879403900    14136   424900 SH       SOLE                   424900
TXU CORP                       COM              873168108   109004  2690800 SH       SOLE                  2690800
UNITEDGLOBALCOM                CL A             913247508     3876   533900 SH       SOLE                   533900
UNUMPROVIDENT CORP             COM              91529Y106    28916  1818600 SH       SOLE                  1818600
WASHINGTON MUT INC             PUT              939322953     6580   170300 SH       SOLE                   170300
XM SATELLITE RADIO HLDGS INC   CL A             983759101     6790   248809 SH       SOLE                   248809